CONTRACTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2020
4. CONTRACTS RECEIVABLE, NET

Contracts receivable consists of the following:

	June 30, 2020 (Unaudited)	December 31, 2019
Contract receivable- “Smart Campus” related technological consulting services with FMP (1)	$3,829,822	$2,450,312
Contract receivable- “Smart Campus” project maintenance and technical support fee with FMP	447,935	-
Financing component associated with FMP contract receivable (1)	168,033	164,992
Contracts receivable – Other “Smart Campus” related technological consulting services (2)	45,969	95,735
Less: allowance for doubtful accounts	-	-
Total contracts receivable, net	4,491,759	2,711,039
Less: current portion of contract receivable	2,726,953	1,639,213
Contracts receivable, non-current	$1,764,806	$1,071,826

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(1) In 2017, the Company entered into a contract with FMP to help FMP with its smart campus project, including creating a big data center, digital classrooms and an experiment-based simulation teaching center for its business school. These projects have been fully completed in November 2018 with satisfactory inspection and acceptance by FMP in December 2018.

Total contract price under the 2017 FMP “smart campus” project was RMB 16.68 million (approximately $2.4 million) for completion of the software and hardware installation, plus additional RMB 5.05 million (approximately $0.73 million) post-contract maintenance and technical support fee during the period of 2019 to 2021.

Based on the contract payment schedule, RMB 16.68 million earned project fee shall be paid in three equal installments of RMB 5,561,180 (approximately $798,103) before December 20 of each year from 2019 to 2021. RMB 5.05 million Post-contract maintenance and technical support fee will also be paid in four installments in 2018 to 2021 when services are rendered.

As of June 30, 2020, total outstanding contract receivable from FMP 2017 contract amounted to $2,560,170, including the following:

2017 FMP Contract	Amount as of June 30, 2020	Contracted payment due date
Contract receivable	$2,199,164
Maintenance fees	361,006
Total	2,560,170
Less: current portion of contract receivable	1,830,541	By December 31, 2020
Non-current portion	$729,629	By December 31, 2021

As of June 30, 2020, current portion of contract receivable associated with FMP 2017 contract amounted to $1,830,541, including receivable of $1,202,962 for services completed before December 31, 2019 and receivable of $627,579 for services completed during the six months ended June 30, 2020. The COVID-19 outbreak and spread caused school closures until May and June 2020, as a result, the collection of the December 31, 2019 contract receivable balance has been delayed. As of the date of this filing, for the Company’s current portion of contract receivable balance as of June 30, 2020, the Company collected approximately $0.8 million (RMB 5.7 million) from FMP, and expects to collect the remaining $1 million by March 31, 2021.

In addition to the 2017 FMP contract, in 2019, the Company entered into a new “smart campus” related contract with FMP to help FMP to create an information engineering laboratory training center and an experiment-based simulation center for its hotel management major for total contract price of RMB15.58 million (approximately $2.3 million) plus additional RMB3.74 million (approximately $0.54 million) for post-installation maintenance and technical support fees for the three years from 2020 to 2022.

The contract for the information engineering laboratory training center include two phases. Phase I requires the Company to complete the hardware and software installation and decoration of the computer training rooms, IOT training room and digital classrooms with contract price of approximately RMB 7.1 million (USD 1.01 million), which was completed before December 31, 2019, passed the inspection and was accepted by FMP. Phase II requires the Company to complete the hardware and software installation for the cloud computing and big data room with contract price of RMB3.48 million (approximately $0.5 million). Due to COVID-19 outbreak and temporary school closure, the performance of the Phase II contract has been rescheduled to summer of 2020 and completed in August 2020, and accordingly not included in the June 30, 2020 contract receivable balance. During the six months ended June 30, 2020, the Company completed the experiment-based simulation center for FMP’s hotel management major, with satisfactory inspection and acceptance by FMP and recognized $0.7 million revenue.

As of June 30, 2020, total outstanding contract receivable from FMP 2019 contract amounted to $1,717,587, including the following:

2019 FMP Contract	Amount	Contracted payment due date
Contract receivable	$1,630,658
Maintenance fees	86,929
Total	1,717,587
Less current portion	811,338	By December 31, 2020
Non-current portion	$906,249	By December 31, 2021

As of June 30, 2020, contract receivable associated with FMP 2019 contract amounted to $1,717,587, including receivable of $918,164 for services completed before December 31, 2019, receivable of $712,494 for services completed during the six months ended June 30, 2020 and maintenance fee of $86,929. Based on contract payment term, $811,338 will be due in December 31, 2020 and the remaining will be paid by FMP in 2021. For the current portion of contract receivable of $811,338 associated with FMP 2019 contract, the Company expects to collect from FMP by March 31, 2021.

As of June 30, 2020 and December 31, 2019, no allowance for doubtful accounts was recorded as the Company considers all of the contract receivable on “smart campus” projects from FMP fully collectible because in addition to the “smart campus” project, the Company has worked with FMP on Sino-foreign Jointly Managed Academic Programs since 2011 and there was no payment default based on past experience with FMP. Accordingly, management believes that cash collection from FMP is reasonably assured.

For the above mentioned 2017 and 2019 FMP contracts, revenue recognized for the six months ended June 30, 2020 and 2019, was as follows:

	For the six months end June 30,
	2020	2019
	(Unaudited)	(Unaudited)
Revenue from 2019 FMP “smart campus” contract	$710,072	-
2017 FMP contract post-installation maintenance fee revenue	94,771	$97,184
2019 FMP contract post-installation maintenance fee revenue	88,510	-
Total revenue from FMP “smart campus” contracts	$893,353	$97,184

(2) The Company has entered into additional smart campus solution contracts with a number of Chinese universities/colleges, including Capital Normal University, Shougang Technician College, Beijing Institute of Technology, North China Electric Power University, University of Chinese Academy of Sciences, Beijing Advanced Technical School of Arts and Craft and China University of Mining & Technology (Beijing), etc., to provide “smart campus” solution related consulting services to them, such as internet network improvement, digital classroom solutions, and educational management system customization. Total value of these smart campus solution contracts was $1,420,409. Most of these new smart campus contracts had been executed, completed, and accepted by these universities/colleges and the Company recognized revenue of $1,118,842 in 2019. Due to school closure and business disruptions because of the COVID-19 outbreak, the progress of some of these projects was delayed and the Company substantially completed these projects during the summer of 2020. As of June 30, 2020, contract receivable from these smart campus projects amounted to only $45,969.